Equity - Summary of Changes in Common Shares Issued and Outstanding (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Equity [Line Items]
Common shares issued, beginning of year	101,342,718	53,808,461
Conversion of common shares upon merger transaction		(12,650,341)
Issuance of common shares upon merger transaction		60,150,177
Issuance of Common Shares upon exercise of options	499,239	34,421
Issuance of Common Shares upon equity transactions	16,424,696
Conversion of Preferred Shares into Common Shares	12,881
Common Shares issued, end of year	118,279,534	101,342,718